Derivative Instruments - Fair Values of Derivative Instruments (Details) (Non-Designated Derivatives, Forward Currency Exchange Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Non-Designated Derivatives | Forward Currency Exchange Contracts
Derivatives Fair Value [Line Items]
Gross Amounts Offset in the Consolidated Balance Sheets, Assets	$ 0	[1]
Derivative Liability, Notional Amount	112,593
Gross amounts of recognized Financial Instruments, Liabilities	213
Gross Amounts Offset in the Consolidated Balance Sheets, Liabilities	0	[1]
Net Amounts of Liabilities Presented in the Consolidated Balance	$ 213	[2]

[1]	As of December 31, 2014, the Company had no gross amounts of recognized derivative instruments that the Company makes an accounting policy election not to offset. In addition, there is no financial collateral related to the Company’s derivatives. The Company has no liabilities that are subject to an enforceable master netting agreement or similar arrangement.
[2]	Represents the fair value of forward currency contracts, which is recorded in “Prepaid expenses and other assets” in the consolidated balance sheets.